Related Party Balances and Transactions - Disclosure of Information About Transactions with HDSI Parties (Details) - HDSI [Member] - CAD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Statement Line Items [Line Items]
HDSI: Services received based on management services agreement	$ 50,406	$ 72,000	$ 88,000
HDSI: Reimbursement of third party expenses paid	26,904	43,000	35,000
Total	$ 77,310	$ 115,000	$ 123,000